Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Minimum annual rental commitments on operating leases

Minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms of one year or more are as follows:

Year	(In millions)

2012	$64.0
2013	46.3
2014	29.4
2015	21.4
2016	13.6
2017 and thereafter	45.3
Total minimum lease payments	$220.0